Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions [Abstract]
Reimbursement for research	$ 194,205
Owed to the company	$ 64,134
Related parties, owed